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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


           1221 Avenue of the Americas, New York, New York    10020
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               (Address of principal executive offices)     (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/06


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

 PAR                                                                                                          CURRENT
AMOUNT                                                                                            MATURITY    YIELD AT    AMORTIZED
(000)    DESCRIPTION                                                                                DATE      9-30-06       COST
------------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS    100.4%
         7 DAY FLOATERS    85.8%
$ 390    American Pub Energy Agy NE Gas Supply Rev Proj Ser A                                      10/06/06    3.750%   $   390,000
  800    Broward Cnty, FL Ed Fac Auth City Coll Proj (LOC: Citibank)                               10/06/06    3.750        800,000
  700    Charlotte, NC Ctfs Partn Convention Fac Proj Ser B Rfdg                                   10/06/06    3.740        700,000
  660    Convention Ctr Auth RI Rev Ser A Rfdg (MBIA Insd)                                         10/06/06    3.750        660,000
  700    Derry Twp, PA Indl & Coml Dev Auth Hotel Tax Rev Arena Proj (LOC: PNC Bank)               10/06/06    3.780        700,000
  700    Franklin Cnty, TN Hlth & Ed Fac Univ of the South (LOC: SunTrust Bank)                    10/06/06    3.750        700,000
  700    Fulton Cnty, GA Dev Auth Rev Pace Academy Inc Proj (LOC: Bank of America)                 10/06/06    3.740        700,000
  700    Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr Mfg Proj Ser A                                 10/06/06    3.770        700,000
  420    Illinois Hsg Dev Auth Multi-Family Rev Hsg Vlg Center Proj (LOC: Fifth Third Bank)        10/06/06    3.740        420,000
  700    Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser B Rfdg (LOC: Standard Federal Bank)         10/06/06    3.780        700,000
  800    Maryland St Trans Auth Baltimore/Washington DC Arpt Ser A
         (LOC: State Street Bank & Trust)                                                          10/06/06    3.700        800,000
  505    Medical Ctr Hosp Auth GA Rev Adj Spring Harbor at Green Island
         (LOC: Bank of Scotland)                                                                   10/06/06    3.750        505,000
  800    North Carolina Med Care Comm Hlth Sys Rev Mission St Josephs Rfdg                         10/06/06    3.790        800,000
  700    North Miami, FL Ed Fac Rev Miami Cntry Day Sch Proj (LOC: Bank of America)                10/06/06    3.760        700,000
  775    Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj (LOC: Northern Trust Co)              10/06/06    3.760        775,000
  700    Pennsylvania St Tpk Comm Rev Ser A-2                                                      10/06/06    3.780        700,000
  675    Portland, OR Hsg Auth Rev New Mkt West Proj (LOC: Wells Fargo Bank)                       10/06/06    3.740        675,000
  310    Quad Cities, IL Regl Econ Dev Auth IL Indl Dev Rev Seaberg Inds Inc Proj
         (LOC: Wells Fargo Bank)                                                                   10/06/06    3.940        310,000
  475    Texas St Mobility Fd Ser B                                                                10/06/06    3.720        475,000
  700    Utah Cnty, UT Hosp Rev IHC Hlth Svc Inc Ser B                                             10/06/06    3.800        700,000
  800    Washington St Hsg Fin Comm Multi-Family Mtg Rev (LOC: Harris Trust & Savings Bank)        10/06/06    3.820        800,000
                                                                                                                        -----------
         TOTAL 7 DAY FLOATERS                                                                                            13,710,000
                                                                                                                        -----------
         DAILY VARIABLE RATE SECURITIES    10.0%
  500    Atlanta, GA Wtr & Wastewtr Rev Ser C (FSA Insd)                                           10/02/06    3.850        500,000
  400    Harris Cnty, TX Hlth Fac Dev Corp Rev Methodist Hosp Sys Ser A                            10/02/06    3.890        400,000
  400    Loudoun Cnty, VA Indl Dev Auth Rev Howard Hughes Med Ser E                                10/02/06    3.780        400,000
  300    Missouri Dev Fin Brd Cultural Fac Rev Nelson Gallery Fndtn Ser B (MBIA Insd)              10/02/06    3.890        300,000
                                                                                                                        -----------
         TOTAL DAILY VARIABLE RATE SECURITIES  (a)                                                                        1,600,000
                                                                                                                        -----------



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

 PAR                                                                                                  YIELD ON
AMOUNT                                                                                    MATURITY     DATE OF   AMORTIZED
(000)   DESCRIPTION                                                                         DATE      PURCHASE     COST
----------------------------------------------------------------------------------------------------------------------------
        BONDS/NOTES    0.9%
$ 143   Marlboro, NY Cent Sch Dist Ser B, BANs                                            12/22/06     4.500%   $    143,124
                                                                                                                ------------

        COMMERCIAL PAPER    3.7%
  300   Burke Cnty Dev Auth, GA Oglethorpe Pwr Corp Ser B (AMBAC Insd)                    12/28/06     3.620         300,000
  300   Clark Cnty, NV Motor Vehicle Fuel Tax Ser A
        (LOC: Landesbank Hessen-Thuringen Girozentrale)                                   11/15/06     3.620         300,000
                                                                                                                ------------
        TOTAL COMMERCIAL PAPER                                                                                       600,000
                                                                                                                ------------

        TOTAL INVESTMENTS    100.4%   (b)                                                                         16,053,124

        LIABILITIES IN EXCESS OF OTHER ASSETS    (0.4%)                                                              (66,792)
                                                                                                                ------------

        NET ASSETS    100.0%                                                                                    $ 15,986,332
                                                                                                                ============

        Percentages are calculated as a percentage of net assets.

(a) Securities include a put feature allowing the Fund to periodically put the securities back to the issuer at amortized cost on specified dates.
        The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset dates. The maturity date shown represents the next reset date.

(b) At September 30, 2006, cost is identical for both book and federal income tax purposes.

AMBAC - AMBAC Indemnity Corp.
BANs  - Bond Anticipation Notes
FSA   - Financial Security Assurance Inc.
LOC   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006